Segment Information - Schedule of reconciliation of adjusted EBITDA to loss before income tax (Detail)	12 Months Ended
	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)
Disclosure Of Reconciliation Of Adjusted EBITDA To Loss Before Income Tax [Abstract]
Adjusted EBITDA of reportable segments	$ 74,544,000		$ 55,701,000		$ 19,112,000
Headquarters cost	(55,632,000)		(52,376,000)		(29,484,000)
Changes in fair value of preferred shares and embedded derivatives	4,122,000	$ 3,070,000	23,341,000		(124,146,000)
Finance costs - net	7,320,000		(680,000)		(13,453,000)
Depreciation and amortisation expense	(23,905,000)		(21,190,000)	[1]	(14,032,000)	[1]
Impairment	(5,536,000)		0		(8,000)
Share grant and option expenses	(5,400,000)		(5,524,000)		(10,470,000)
Other gains/(losses) - net	(2,476,000)		(1,471,000)		(815,000)
Business acquisition transaction and integration cost	(2,156,000)		(4,378,000)		(8,380,000)
Legal and professional expenses incurred for IPO	0		(16,570,000)		(6,070,000)
Share listing expense	0		(104,950,000)	[1]	0	[1]
Restructuring cost	(2,183,000)		0		0
Loss before income tax	$ (11,302,000)		$ (128,097,000)	[1]	$ (187,746,000)	[1]

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).